PROVISIONS - Estimated Undiscounted Amounts Of Cash Flows Required To Settle Obligations (Details) - Dec. 31, 2020 $ in Millions, $ in Millions	CAD ($)	USD ($)
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 206.3	$ 193.2
Rosebel mine
Disclosure of other provisions [line items]
Undiscounted amounts required	0.0	104.4
Essakane S.A.
Disclosure of other provisions [line items]
Undiscounted amounts required	0.0	88.8
Doyon division, including Westwood mine
Disclosure of other provisions [line items]
Undiscounted amounts required	198.6	0.0
Other Canadian sites
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 7.7	$ 0.0